UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-10407

INSTITUTIONAL PORTFOLIO

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  AUGUST 31
Date of reporting period: AUGUST 31, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Annual Report to Stockholders is filed herewith.

Prime Cash Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	August 31, 2004

	Principal
	Amount
Issuer	(000’s omitted)	Value

Certificates of Deposit (Yankee) — 1.7%

BankAmerica Corp.
1.75% due 2/4/05	$75,000	$74,431,250

Commercial Paper — 81.2%

Amstel Funding Corp.
1.79% due 12/30/04	60,950	60,586,332
Aquinas Funding
1.77% due 12/17/04	53,000	52,721,176
Atomium Funding Corp.
1.10% due 9/13/04	40,230	40,215,316
1.50% due 9/20/04	25,000	24,980,208
1.50% due 9/21/04	42,121	42,085,899
Beethoven Funding Corp.
1.60% due 9/27/04	34,730	34,689,868
1.63% due 9/30/04	70,238	70,145,773
Blue Heron Fdg V Ltd.*
1.65% due 2/23/05	75,000	75,000,000
Blue Heron Fdg VII Ltd.*
1.65% due 5/27/05	25,000	25,000,000
Brahms Funding Corp.
1.56% due 9/9/04	60,000	59,979,200
1.59% due 9/14/04	42,642	42,617,516
Bryant Park Funding LLC
1.50% due 9/14/04	35,070	35,051,004
1.50% due 9/15/04	30,069	30,051,460
Caisse D’Amortissement
1.49% due 9/20/04	64,401	64,350,526
Cobbler Funding LLC
1.65% due 10/25/04	75,000	74,814,375
Depfa Bank Europe
1.60% due 11/4/04	50,000	49,857,778
Edison Asset Security
1.49% due 10/1/04	27,900	27,865,358
Eiffel Funding
1.67% due 11/16/04	25,000	24,911,861
Fenway Funding LLC
1.60% due 9/21/04	70,093	70,030,696
Galaxy Funding Inc
1.59% due 11/1/04	75,000	74,797,938
Gemini Securitization LLC
1.53% due 9/13/04	50,000	49,974,500
1.49% due 9/20/04	25,000	24,980,340
General Electric
Cap Corp.
1.11% due 9/3/04	50,000	49,996,917
Georgetown Funding Co.
1.58% due 9/23/04	40,000	39,961,378
1.62% due 9/27/04	100,000	99,883,000
Goldman Sachs Group
1.62% due 11/23/04	50,000	49,813,250
1.72% due 2/22/05*	75,000	75,000,000
Grampian Funding LLC
1.72% due 12/29/04	$30,000	$29,829,433
HBOS Treasury
Services PLC*
1.49% due 9/20/04	50,000	50,000,000
Harrier Financial
Funding US LLC
1.50% due 9/27/04	42,000	41,954,500
1.68% due 11/15/04	50,000	49,825,000
1.75% due 1/25/05	23,000	22,836,764
Harwood Street
Funding LLC
1.57% due 9/20/04	60,196	60,146,120
ING US Funding LLC
1.50% due 9/30/04	60,000	59,927,500
K2 USA LLC*
1.56% due 2/28/05	75,000	74,996,322
Lake Constance
Funding LLC
1.72% due 12/1/04	34,000	33,852,176
Legacy Capital LLC
1.60% due 10/4/04	50,000	49,926,667
LINKS Finance LLC*
1.54% due 3/22/05	60,000	59,995,019
Main Street
Warehouse LLC
1.60% due 9/13/04	50,000	49,973,333
1.58% due 9/15/04	75,500	75,453,610
Mica Funding LLC
1.60% due 9/7/04	47,000	46,987,467
MINTS
1.50% due 9/15/04	50,000	49,970,833
1.57% due 9/15/04	55,000	54,966,419
1.60% due 9/20/04	40,000	39,966,222
NationWide Building
Society
1.09% due 9/10/04	20,000	19,994,550
Nyala Funding LLC
1.70% due 11/15/04	39,238	39,099,032
Park Granada LLC
1.50% due 9/7/04	50,000	49,987,500
1.63% due 11/3/04	50,000	49,857,375
Polonius Inc.
1.75% due 12/15/04	46,382	46,145,259
1.89% due 1/26/05	38,500	38,202,876
Premier Asset*
1.56% due 12/15/04	45,000	44,996,076
1.57% due 2/15/05	50,000	49,997,694
Rabobank Nederland*
1.71% due 12/31/04	50,000	50,000,000
Regency Markets LLC
1.51% due 9/30/04	60,000	59,927,017
Scaldis Cap Ltd.
1.60% due 11/15/04	45,299	45,148,003

Prime Cash Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S (Continued)	August 31, 2004

	Principal
	Amount
Issuer	(000’s omitted)	Value

Commercial Paper — (cont’d.)
Sigma Finance Inc.
1.74% due 12/13/04	$30,000	$29,850,650
1.56% due 1/28/05*	70,000	69,995,676
Societe Generale
North America
1.08% due 11/10/04	29,500	29,438,050
Solitaire Funding LLC
1.50% due 9/17/04	50,000	49,966,667
ST Germain Holdings Ltd.
1.55% due 9/21/04	30,000	29,974,167
1.64% due 10/26/04	75,000	74,812,083
Stanfield Victoria
Finance Ltd.
1.50% due 9/13/04	30,000	29,985,000
1.75% due 11/22/04	32,000	31,872,444
1.56% due 3/10/05*	50,000	49,994,795
Surrey Funding Corp.
1.52% due 9/14/04	68,180	68,142,577
Tasman Funding Inc.
1.54% due 9/10/04	43,000	42,983,445
1.54% due 9/17/04	50,000	49,965,778
Thunder Bay
Funding Corp.
1.51% due 9/1/04	72,024	72,024,000
1.60% due 10/20/04	32,918	32,846,312
Ticonderoga Funding LLC
1.54% due 9/22/04	50,000	49,955,083
Victory Receivables Corp.
1.52% due 9/8/04	70,151	70,130,266
1.75% due 11/19/04	75,785	75,493,964
Whistlejacket Capital Ltd.
1.50% due 9/30/04	15,219	15,200,610
1.52% due 9/30/04	30,100	30,063,144
1.57% due 4/25/05*	35,000	34,996,419
White Pine Finance LLC*
1.70% due 1/7/05	23,360	23,218,802

		3,674,234,368

Master Notes — 3.1%

Merrill Lynch & Co., Inc.
1.71% due 9/1/04	90,000	90,000,000
Morgan Stanley
1.76% due 9/1/04	50,000	50,000,000

		140,000,000

Time Deposits — 9.6%

Danske Corp. 3/A3
Series B
1.11% due 12/3/04	$17,554	$17,503,664
Keybank National
Association Grand
Cayman
1.44% due 9/1/04	215,010	215,010,000
State Street
Cayman Islands
1.42% due 9/1/04	200,000	200,000,000

		432,513,664

U.S. Gov’t Agency Discount Notes — 4.4%

Federal Home
Loan Mortgage
1.25% due 12/6/04	60,000	59,800,800
Federal National
Mortgage Association
1.57% due 4/28/05	70,000	69,993,074
1.47% due 10/3/05	71,000	70,949,617

		200,743,491

Total Investments, at
Amortized Cost	100.0%	4,521,922,773
Other Assets,
Less Liabilities	0.0	469,446

Net Assets	100.0%	$4,522,392,219

* Variable interest rate—subject to periodic change.

See Notes to Financial Statements.

15

Prime Cash Reserves Portfolio
S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S
August 31, 2004

ASSETS:
Investments, at amortized cost (Note 1A)	$4,521,922,773
Cash	560
Interest receivable	1,094,123

Total Assets	4,523,017,456

LIABILITIES:
Management fees payable (Note 2)	278,881
Accrued expenses and other liabilities	346,356

Total Liabilities	625,237

Total Net Assets	$4,522,392,219

REPRESENTED BY:
Capital paid in excess of beneficial interest	$4,522,392,219

Prime Cash Reserves Portfolio
S T A T E M E N T O F O P E R A T I O N S
For the Year Ended August 31, 2004

INVESTMENT INCOME (NOTE 1):		$42,966,645

EXPENSES:
Management fee (Note 2)	$3,649,809
Custody and fund accounting fees	731,428
Trustees’ fees	140,388
Audit and legal	98,093
Miscellaneous	4,271

Total Expenses	4,623,989
Less: management fees waived (Note 2)	(968,038)
fees paid indirectly (Note 1F)	(197)

Net Expenses		3,655,754

Net Investment Income		$39,310,891

See Notes to Financial Statements.

16

Prime Cash Reserves Portfolio
S T A T E M E N T O F C H A N G E S I N N E T A S S E T S

	Years Ended August 31,

	2004	2003

OPERATIONS:
Net investment income	$39,310,891	$23,827,187

CAPITAL TRANSACTIONS:
Proceeds from contributions	17,256,016,462	10,135,347,564
Value of withdrawals	(15,458,994,768)	(8,699,330,681)

Increase in Net Assets From Capital Transactions	1,797,021,694	1,436,016,883

Increase in Net Assets	1,836,332,585	1,459,844,070

NET ASSETS:
Beginning of year	2,686,059,634	1,226,215,564

End of year	$4,522,392,219	$2,686,059,634

See Notes to Financial Statements.

17

Prime Cash Reserves Portfolio
F I N A N C I A L H I G H L I G H T S

	Years Ended August 31,		For the Period
			June 3, 2002† to
	2004	2003	August 31, 2002

Ratios/Supplemental Data:
Net Assets, End of Year
(000’s omitted)	$4,522,392	$2,686,060	$1,226,216
Ratios to Average Net Assets:
Expenses	0.10%	0.11%	0.15	%*
Net investment income	1.08%	1.27%	1.77	%*
Total Return	1.07%	1.33%	2.08	%**

Note: If the Portfolio’s Manager had not voluntarily waived all or a portion of its fees from the Portfo-
lio, the ratios would have been as follows:

Ratios to Average Net Assets:
Expenses	0.13%	0.19%	0.20	%*
Net investment income	1.05%	1.19%	1.72	%*

†	Commencement of operations.
*	Annualized.
**	Not Annualized

See Notes to Financial Statements.

18

Prime Cash Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

1. Significant Accounting Policies

Institutional Reserves Portfolio which changed its name to Prime Cash Reserves Portfolio (the “Portfolio”) on February 27, 2004, is a separate series of Institutional Portfolio (the Trust). The Trust is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”) as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

The preparation of financial statements in accordance with United States of Amer-ica generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following are significant accounting policies consistently followed by the Portfolio are in conformity with GAAP:

     A.Valuation of Investments Money market instruments are valued at amortized cost, in accordance with the 1940 Act. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified under the 1940 Act.

     B. Investment Income and Expenses Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Manager.

     C. Income Taxes The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

     D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank’s vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreements’ underlying investments to ensure the existence of a proper level of collateral.

     E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

19

Prime Cash Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Continued)

     F. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

2. Management Fees

The Manager is responsible for overall management of the Portfolio, business affairs, and has a Management Agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

The management fees paid to the Manager are accrued daily and payable monthly. The management fees are computed at an annual rate of 0.10% of the Portfolio’s average daily net assets. The management fees amounted to $3,649,809 of which $968,038 was voluntarily waived for the year ended August 31, 2004. Such waiver is voluntarily and may be terminated at any time at the discretion of the Manager.

The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

3. Investment Transactions

Purchases and maturities and sales of money market instruments aggregated $151,629,525,725 and $149,822,305,569, respectively, for the year ended August 31, 2004.

4. Federal Income Tax Basis of Investment Securities

The tax cost of investment securities owned at August 31, 2004, for federal income tax purposes, amounted to $4,521,922,773.

5.Trustee Retirement Plan

The Trustees of the Portfolio have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Portfolio, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the

20

Prime Cash Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Continued)

Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Two former Trustees are currently receiving payments under the plan. In addition two other former Trustees received a lump sum payment under the plan during this period. The Portfolio’s allocable share of the expenses of the Plan for the year ended August 31, 2004 was $54,300.

6. Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the Portfolio’s investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and two other individuals, one of whom is an employee and the other of whom is a former employee of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The sub-contractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Portfolio. As previously disclosed, CAM has already agreed to pay the applic-

21

Prime Cash Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Continued)

able funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

The Portfolio did not implement the contractual arrangement described above and therefore will not receive any portion of such payment.

22

Prime Cash Reserves Portfolio
R E P O R T   O F   I N D E P E N D E N T   R E G I S T E R E D   P U B L I C
A C C O U N T I N G   F I R M

To the Trustees and Investors of
Prime Cash Reserves Portfolio:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Prime Cash Reserves Portfolio (formerly Institutional Reserves Portfolio) of Institutional Portfolios (the “Trust”) (a New York Trust) as of August 31, 2004, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period from June 3, 2002 (commencement of operations) to August 31, 2002. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and sig-nificant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Cash Reserves Portfolio of Institutional Portfolios as of August 31, 2004, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period from June 3, 2002 (commencement of operations) to August 31, 2002 in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

New York, New York
October 22, 2004

23

Prime Cash Reserves Portfolio
A D D I T I O N A L   I N F O R M A T I O N  (Unaudited)

Information about Trustees and Officers The business and affairs of the Prime Cash Reserves Portfolio (the “ Portfolio”) are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. Each Trustee and officer holds office for his or her lifetime, unless that individual resigns, retires or is otherwise removed. The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request by calling 1-800-451-2010.

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

NON-INTERESTED
TRUSTEES:
Elliott J. Berv	Trustee	Since 2001	President and Chief Operations	36	Board
c/o R. Jay Gerken			Officer, Landmark City (real		Member,
Citigroup Asset			estate development) (since		American
Management (“CAM”)			2002); Executive Vice		Identity Corp.
399 Park Avenue			President and Chief Operations		(doing business
New York, NY 10022			Officer, DigiGym Systems		as Morpheus
Age 61			(on-line personal training		Technologies)
			systems) (since 2001); Chief		(biometric
			Executive Officer, Motocity		information
			USA (motorsport racing)		management)
			(since 2004)		(since 2001;
			Enterprises (internet service		consultant
			company) (from 2000 to		since 1999);
			2001); Consultant, Catalyst		Director,
			(consulting) (since 1984).		Lapoint
Industries
(industrial fil-
ter company)
(since 2002);
Director,
Alzheimer’s
Association
(New England
Chapter)
(since 1998).
Donald M. Carlton	Trustee	Since 2001	Consultant, URS Corporation	31	Director
c/o R. Jay Gerken			(engineering) (since 1999);		Temple-Inland
CAM			former Chief Executive Officer,		(forest prod-
399 Park Avenue			Radian International LLC		ucts) (since
New York, NY 10022			(engineering) (from 1996 to		2003);
Age 67			1998), Member of Management		Director,
			Committee, Signature Science		American
			(research and development)		Electric Power
			(since 2000).		(electric
utility) (since
1999); Director,
Valero Energy
(petroleum
refining)
(1999-2003);
Director,
National
Instruments
Corp. (tech-
nology) (since
1994 ).

24

Prime Cash Reserves Portfolio
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

A. Benton Cocanougher	Trustee	Since 2001	Interim Chancellor, Texas	31	Former Direc-
c/o R. Jay Gerken			A&M University System		tor, Randall’s
CAM			(since 2003); former Special		Food Markets,
399 Park Avenue			Advisor to the President,		Inc. (from
New York, NY 10022			Texas A&M University		1990 to 1999);
Age 66			(2002-2003); former Dean		former Direc-
			Emeritus and Wiley		tor, First
			Professor, Texas A&M		American
			University (since 2001);		Bank and
			former Dean and Professor of		First American
			Marketing, College and		Savings Bank
			Graduate School of Business		(from 1994 to
			of Texas A & M University		1999).
(from 1987 to 2001).
Mark T. Finn	Trustee	Since 2001	Adjunct Professor, College of	36	None
c/o R. Jay Gerken			William & Mary (since
CAM			2002); Principal/Member,
399 Park Avenue			Balvan Partners (investment
New York, NY 10022			management) (since 2002);
Age 61			Chairman, Chief Executive
and Owner, Vantage
Consulting Group, Inc.
(investment advisory and
consulting firm) (since 1988);
former Vice Chairman and
Chief Operating Officer,
Lindner Asset Management
Company (mutual fund
company) (1999 to 2001);
former President and
Director, Delta Financial, Inc.
(investment advisory firm)
(from 1983 to 1999); former
General Partner and Share-
holder, Greenwich Ventures,
LLC (investment partnership)
(1996 to 2001); former
President, Secretary and
Owner, Phoenix Trading Co.
(commodity trading advisory
firm) (from 1997 to 2000).

25

Prime Cash Reserves Portfolio
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Stephen Randolph Gross	Trustee	Since 2001	Partner, Capital Investment	31	Director,
c/o R. Jay Gerken			Advisory Partners (consulting)		United Telesis,
CAM			(since January 2000); former		Inc. (telecom-
399 Park Avenue			Chief Operating Officer,		munications)
New York, NY 10022			General Media Communications		(since 1997);
Age 57			(from March 2003 to August		Director,
			2003); former Managing		eBank.com,
			Director, Fountainhead		Inc. (since
			Ventures, LLC (consulting)		1997); Direc-
			(from 1998 to 2002); former		tor, Andersen
			Secretary, Carint N.A.		Calhoun, Inc.
			(manufacturing) (1988-2002);		(assisted
			former Treasurer, Hank Aaron		living) (since
			Enterprises (fast food franchise)		1987); former
			(from 1985 to 2001); Chairman,		Director,
			HLB Gross, Collins PC		Charter Bank,
			(accounting firm) (since 1979);		Inc. (from
			Treasurer, Coventry Limited,		1987 to 1997);
			Inc. (since 1985).		former Direc-
tor, Yu Save,
Inc. (internet
company)
(from 1998 to
2000); former
Director, Hot-
palm, Inc.
(wireless
applications)
(from 1998 to
2000).
Diana R. Harrington	Trustee	Since 1992	Professor, Babson College	36	None
c/o R. Jay Gerken			(since 1993).
CAM
399 Park Avenue
New York, NY 10022
Age 64
Susan B. Kerley	Trustee	Since 1992	Consultant, Strategic	36	Director,
c/o R. Jay Gerken			Management Advisors,		Eclipse Funds
CAM			LLC (investment consulting)		(currently
399 Park Avenue			(since 1990).		supervises 12
New York, NY10022					investment
Age 53					companies
in fund com-
plex) (since
1990).

26

Prime Cash Reserves Portfolio
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Alan G. Merten	Trustee	Since 2001	President, George Mason	31	Former
c/o R. Jay Gerken			University (since 1996).		Director,
CAM					Comshare,
399 Park Avenue					Inc. (informa-
New York, NY 10022					tion technol-
Age 63					ogy) (from
1985 to 2003);
Director,
Digital Net
Holdings, Inc.
(since 2003).
R. Richardson Pettit	Trustee	Since 2001	Professor of Finance,	31	None
c/o R. Jay Gerken			University of Houston
CAM			(from 1977 to 2002);
399 Park Avenue			independent consultant
New York, NY 10022			(since 1984).
Age 62
INTERESTED
TRUSTEE:
R. Jay Gerken, CFA*	Chairman,	Since 2002	Managing Director of	Chairman	N/A
CAM	President,		Citigroup Global Markets	of the
399 Park Avenue	and Chief		(“CGM”) (since 1996);	Board,
New York, NY 10022	Executive		Chairman, President, and	Trustee or
Age 53	Officer		Chief Executive Officer of	Director
			Smith Barney Fund	of 220
Management LLC (“SBFM”),
Travelers Investment
Advisers, Inc. (“TIA”) and
Citi Fund Management Inc.
(“CFM”); President and Chief
Executive Officer of certain
mutual funds associated with
Citigroup Inc. (“Citigroup”);
formerly, Portfolio Manager
of Smith Barney Allocation
Series Inc. (from 1996 to
2001) and Smith Barney
Growth and Income Fund
(from 1996 to 2000).

27

Prime Cash Reserves Portfolio
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

OFFICERS:
Andrew B. Shoup	Senior	Since 2003	Director of CAM; Chief	N/A	N/A
CAM	Vice		Administrative Officer of
125 Broad Street	President		mutual funds associated with
New York, NY 10004	and		Citigroup; Head of
Age 47	Chief		International Funds
	Adminis-		Administration of CAM (from
	trative		2001 to 2003); Director of
	Officer		Global Funds Administration
of CAM (from 2000 to 2001);
Head of U.S. Citibank Funds
Administration of CAM
(from 1998 to 2000).
Frances M. Guggino	Chief	Since 2004	Vice President of CGM;	N/A	N/A
CAM	Financial		Chief Financial Officer and
125 Broad Street	Officer		Treasurer of certain mutual
New York, NY 10004	and		funds associated with
Age 46	Treasurer		Citigroup; Controller of
certain mutual funds
associated with Citigroup.
Andrew Beagley	Chief	Since 2002	Director of CGM (since 2000);	N/A	N/A
CAM	Anti-		Director of Compliance, North
399 Park Avenue	Money		America, CAM (since 2000);
4th Floor	Laundering		Chief Anti-Money Laundering
New York, NY 10022	Compliance		Compliance Officer, Chief
Age 40	Officer		Compliance Officer and Vice
President of certain mutual
	Chief	Since 2004	funds associated with Citigroup;
	Compliance		Director of Compliance, Europe,
	Officer		the Middle East and Africa,
Citigroup Asset Management
(from 1999 to 2000); Com-
pliance Officer, Salomon
Brothers Asset Management
Limited, Smith Barney Global
Capital Management Inc.,
Salomon Brothers Asset
Management Asia Pacific
Limited (from 1997 to 1999).
Wendy S. Setnicka	Controller	Since 2004	Vice President of CGM;	N/A	N/A
CAM			Controller of certain mutual
125 Broad Street			funds associated with
New York, NY 10004			Citigroup; Assistant Controller
Age 40			of CAM (since 2002).

28

Prime Cash Reserves Portfolio
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

OFFICERS:
Robert I. Frenkel	Secretary	Since 2000	Managing Director and	N/A	N/A
CAM	Chief	Since 2003	General Counsel, Global
300 First Stamford Place	Legal		Mutual Funds for CAM (since
Stamford, CT 06902	Officer		1994); Secretary of certain
Age 48			mutual funds associated
with Citigroup; Chief Legal
Officer of mutual funds
associated with Citigroup Inc.

*	Mr. Gerken is a Trustee who is an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended, because he is an officer of the Manager and certain of its affiliates.

29

Institutional Enhanced Portfolio
S C H E D U L E O F I N V E S T M E N T S	August 31, 2004

	Principal
	Amount
Issuer	(000’s omitted)	Value

Certificates of Deposit (Yankee) — 5.6%

Caylon New York Branch
1.78% due 12/28/04	$100	$ 100,000
Wells Fargo Bank
1.55% due 10/07/04	125	124,995

		224,995

Commercial Paper — 13.1%

Banco Santander Puerto Rico
Hato Rey
1.56% due 9/16/04	150	149,903
BankAmerica Corp.
1.75% due 2/4/05	100	99,242
Danske Corp Series B
1.56% due 9/27/04	100	99,887
UBS Financial Del LLC
1.57% due 9/1/04	175	175,000

		524,032

Floating Rate Notes† — 24.1%

Centex Home Equity
Loan Trust
2.06% due 12/25/32	110	109,763
EQCC Home Equity
Loan Trust
1.83% due 11/15/28	211	210,958
Household Home Equity
Loan Trust
1.89% due 1/20/31	190	189,896
International Lease Finance
Corp.
2.97% due 10/18/04	125	125,205
Option One Mortgage
Loan Trust
1.88% due 7/25/32	44	44,308
Residential Asset Mortgage
Products
1.99% due 1/25/33	171	171,480
Saxon Asset Securitization
Trust
1.87% due 3/25/32	110	110,021

		961,631

Time Deposits — 4.3%

State Street Cayman Islands
1.58% due 9/1/04	$172	$ 172,000

US Gov't Agency Discount Notes — 53.4%

Federal Farm Credit Bank
1.70% due 12/21/04	124	123,363
Federal Home Loan Bank
1.75% due 11/17/04	111	110,624
1.73% due 12/13/04	100	99,524
Federal Home Loan
Mortgage Corporation
1.50% due 9/20/04	150	149,881
1.47% due 10/5/04	200	199,722
1.52% due 10/7/04	100	99,848
1.65% due 10/13/04	130	129,750
3.25% due 11/15/04	65	65,195
1.71% due 11/30/04	112	111,556
2.03% due 3/8/05	150	148,547
1.37% due 9/9/05	100	99,833
Federal National Mortgage
Association
1.50% due 9/14/04	100	99,946
2.00% due 11/12/04	75	74,762
1.82% due 12/29/04	300	298,349
1.72% due 2/2/05	125	124,046
1.86% due 2/9/05	200	198,403

		2,133,349

Total Investments,
at Value
(Identified
Cost $4,015,579)	100.5%	4,016,007
Other Assets
Less Liabilities	(0.5)	(20,374)

Net Assets	100.0%	$3,995,633

† The coupon rate listed for floating or adjustable
rate securities represent the rate at period end.
The due dates on these securities reflect the
next interest rate reset date or, when applicable,
the maturity date.
See Notes to Financial Statements.

Institutional Enhanced Portfolio
S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S
August 31, 2004

ASSETS:
Investments at value (Identified Cost, $4,015,579)	$ 4,016,007
Cash	181
Receivable from Manager	989
Interest receivable	2,289

Total Assets	4,019,466

LIABILITIES:
Accrued expenses and other liabilities	23,833

Total Net Assets	$3,995,633

REPRESENTED BY:
Capital paid for beneficial interest	$3,995,633

See Notes to Financial Statements.

Institutional Enhanced Portfolio
S T A T E M E N T O F O P E R AT I O N S

For the Year Ended August 31, 2004

INVESTMENT INCOME:
Interest		$82,087

EXPENSES:
Management fees (Note 2)	$ 9,608
Custody and fund accounting fees	29,373
Legal fees	12,793
Audit fees	8,000
Trustees’ fees	1,727
Other	11,888

Total Expenses	73,389
Less: expenses assumed by the manager (Note 5)	(57,403)
management fee waived (Note 2)	(9,608)
fees paid indirectly (Note 1D)	(4)

Net Expenses		6,374

Net Investment Income		75,713

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain from investment transactions		6,335
Net unrealized depreciation from investment transactions		(710)

Net Gain on Investments		5,625

Net Increase in Net Assets From Operations		$81,338

See Notes to Financial Statements.

Institutional Enhanced Portfolio
S TAT E M E N T S O F C H A N G E S I N N E T A S S E T S

	Year Ended	March 11, 2003†
	August 31, 2004	to August 31, 2003

OPERATIONS:
Net investment income	$ 75,713	$ 84,303
Net realized gain	6,335	6,801
Increase (decrease) in unrealized appreciation (depreciation)	(710)	1,138

Increase in Net Assets From Operations	81,338	92,242

CAPITAL TRANSACTIONS:
Proceeds from contributions	4,054,815	25,286,110
Value of withdrawals	(13,068,355)	(12,450,517)

Net Increase (Decrease) in Net Assets From
Capital Transactions	(9,013,540)	12,835,593

Increase (Decrease) in Net Assets	(8,932,202)	12,927,835

NET ASSETS:
Beginning of year	12,927,835	—

End of year	$ 3,995,633	$ 12,927,835

† Commencement of operations.
See Notes to Financial Statements.

Institutional Enhanced Portfolio
F I N A N C I A L H I G H L I G H T S

	Year Ended
	August 31,	March 11, 2003†
	2004	to August 31, 2003

Ratios/Supplemental Data:
Net Assets, End of Year (000’s omitted)	$3,996	$12,928
Ratios to Average Net Assets:
Expenses‡	0.10%	0.10	%*
Net investment income	1.18%	1.28	%*
Total Return	1.32%	0.69	%**
Portfolio Turnover	56%	228%

Note: If the Portfolio’s Manager had not voluntarily waived all or a portion of its fees from the Portfolio and assumed a portion of the Portfolio’s expenses, the ratios would have been as follows:

Ratios to Average Net Assets:
Expenses	1.15%	1.03	%*
Net investment income	0.13%	0.35	%*

† Commencement of operations.
‡ The ratio of expenses to average net assets will not exceed 0.10%, as a result of voluntaryexpense limitation, which may be discontinued at any time.
* Annualized.
** Not annualized.

See Notes to Financial Statements

Institutional Enhanced Portfolio
N OT E S TO F I N A N C I A L S T A T E M E N T S

1.  Organization and Significant Accounting Policies

Institutional Enhanced Portfolio (the “Portfolio”) is a separate diversified series of Institutional Portfolio (the “Trust”), an open-end diversified management investment company organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with GAAP:

     A. Valuation of Investments. Short-term obligation instruments with less than 60 days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value.

Debt securities are valued on the basis of valuations furnished by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques.

     B. Investment Income and Expenses. Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Manager.

     C. Federal Income Taxes. The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

     D. Fees Paid Indirectly. The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

     E. Use of Estimates. The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Institutional Enhanced Portfolio
N OT E S T O F I N A N C I A L S T A T E M E N T S (Continued)

     F. Other. Purchases, maturities and sales of investments are accounted for on the date of the transaction.

2. Management Fees

The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management Agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.15% of the Fund’s average daily net assets. The management fee amounted to $9,608, all of which was voluntarily waived for the year ended August 31, 2004. Such waiver is voluntary and may be terminated at any time at the discretion of the Manager.

The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

3. Investment Transactions

Purchases and sales of investments other than short-term obligations aggregated $1,663,003 and $6,756,899, respectively, for the year ended August 31, 2004.

     At August 31, 2004 the aggregate gross unrealized appreciation (depreciation) for Federal income tax purposes was:

Gross unrealized appreciation	$526
Gross unrealized depreciation	(98)

Net unrealized appreciation	$428

4. Trustee Retirement Plan

The Trustees of the Portfolio have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Portfolio, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan

Institutional Enhanced Portfolio
N O T E S T O F I N A N C I A L S T A T E M E N T S (Continued)

may be paid in installments or in a lump sum (discounted to present value). Benefits under the plan are unfunded. Two former Trustees are currently receiving payments under the plan. In addition, two other former Trustees received a lump sum payment under the plan. The Portfolio’s allocable share of the expenses of the Plan for the year ended August 31, 2004 and the related liability at August 31, 2004 was not material.

5. Assumption of Expenses

The Manager has voluntarily agreed to pay a portion of the unwaived expenses of the Portfolio for the year ended August 31, 2004, which amounted to $57,403 to maintain a voluntary expense limitation of average daily net assets of 0.10% . This voluntary expense limitation may be discontinued at any time.

6. Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the Portfolio’s investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and two other individuals, one of whom is an employee and the other of whom is a former employee of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The sub-contractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Institutional Enhanced Portfolio
N O T E S TO F I N A N C I A L S T A T E M E N T S (Continued)

Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Portfolio. As previously disclosed, CAM has already agreed to pay the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

The Portfolio did not implement the contractual arrangement described above and therefore will not receive any portion of such payment.

Institutional Enhanced Portfolio
R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C
A C C O U N T I N G F I R M

To the Trustees and Investors of
Institutional Enhanced Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Institutional Enhanced Portfolio of Institutional Portfolio (the “Trust”) (a New York Trust), as of August 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended August 31, 2004 and the period from March 11, 2003 (commencement of operations) to August 31, 2003. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Institutional Enhanced Portfolio of Institutional Portfolio, as of August 31, 2004, and the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year ended August 31, 2004 and the period from March 11, 2003 (commencement of operations) to August 31, 2003, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
New York, New York October 25, 2004

Institutional Enhanced Portfolio
A D D I T I O N A L I N F O R M AT I O N (Unaudited)

Information about Trustees and Officers The business and affairs of the Institutional Enhanced Portfolio (the “Portfolio”) are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. Each Trustee and officer holds office for his or her lifetime, unless that individual resigns, retires or is otherwise removed. The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request by calling 1-800-451-2010.

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

NON-INTERESTED
TRUSTEES:
Elliott J. Berv	Trustee	Since 2001	President and Chief Operations	36	Board
c/o R. Jay Gerken			Officer, Landmark City (real		Member,
Citigroup Asset			estate development) (since		American
Management (“CAM”)			2002); Executive Vice		Identity Corp.
399 Park Avenue			President and Chief Operations		(doing
New York, NY 10022			Officer, DigiGym Systems		business as
Age 61			(on-line personal training		Morpheus
			systems) (since 2001); Chief		Technologies)
			Executive Officer, Rocket City		(biometric
			Enterprises (internet service		information
			company) (from 2000 to		management)
			2001); Motorcity USA		(since 2001;
			(motorsport racing) (Since		consultant
			2004); Consultant, Catalyst		since 1999);
			(consulting) (since 1984).		Director,
Lapoint
Industries
(industrial fil-
ter company)
(since 2002);
Director,
Alzheimer’s
Association
(New England
Chapter)
(since 1998).

Institutional Enhanced Portfolio
A D D I T I O N A L I N F O R M AT I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Donald M. Carlton	Trustee	Since 2001	Consultant, URS Corporation	31	Director,
c/o R. Jay Gerken			(engineering) (since 1999);		Temple-Inland
CAM			former Chief Executive Officer,		(forest prod-
399 Park Avenue			Radian International LLC		ucts (since
New York, NY 10022			(engineering) (from 1996 to		2003); Director,
Age 67			1998), Member of Management		American
			Committee, Signature Science		Electric Power
			(research and development)		(electric
			(since 2000).		utility) (since
1999);
Director,
Valero Energy
(petroleum
refining)
(1999–2003);
Director,
National
Instruments
Corp. (tech-
nology) (since
1994).
A. Benton Cocanougher	Trustee	Since 2001	Interim Chancellor, Texas	31	Former Direc-
c/o R. Jay Gerken			A&M University System		tor, Randall’s
CAM			(since 2003); former Special		Food Markets,
399 Park Avenue			Advisor to the President,		Inc. (from
New York, NY 10022			Texas A&M University		1990 to 1999);
Age 66			(2002–2003); former Dean		former Direc-
			Emeritus and Wiley		tor, First
			Professor, Texas A&M		American
			University (since 2001);		Bank and
			former Dean and Professor		First American
			of Marketing, College and		Savings Bank
			Graduate School of Business		(from 1994 to
			of Texas A&M University		1999).
(from 1987 to 2001).

Institutional Enhanced Portfolio
A D D I T I O N A L I N F O R M AT I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Mark T. Finn	Trustee	Since 2001	Adjunct Professor, College of	36	None
c/o R. Jay Gerken			William & Mary (since 2002);
CAM			Principal/Member, Balvan
399 Park Avenue			Partners (investment
New York, NY 10022			management) (since 2002);
Age 61			Chairman, Chief Executive
Officer and Owner, Vantage
Consulting Group, Inc.
(investment advisory and
consulting firm) (since 1988);
former Vice Chairman and
Chief Operating Officer,
Lindner Asset Management
Company (mutual fund
company) (1999–2001);
Former President and Director,
Delta Financial Inc. (investment
advisory firm) (from 1983 to
1999); former General Partner
and Shareholder, Greenwich
Ventures, LLC (investment
partnership) (1996–2001);
former President, Secretary
and Owner, Phoenix
Trading Co. (commodity
trading advisory firm)
(from 1997 to 2000).
Stephen Randolph Gross	Trustee	Since 2001	Partner, Capital Investment	31	Director,
c/o R. Jay Gerken			Advisory Partners (consulting)		United Telesis,
CAM			(since January 2000); former		Inc. (telecom-
399 Park Avenue			Chief Operating Officer, Gen-		munications)
New York, NY 10022			eral Media Communications		(since 1997);
Age 57			(from March 2003 to August		Director,
			2003); former Managing		eBank.com,
			Director, Fountainhead Ventures,		Inc. (since
			LLC (consulting) (from 1998		1997); Direc-
			to 2002); former Secretary,		tor, Andersen
			Carint N.A. (manufacturing)		Calhoun, Inc.
			(1988–2002); former		(assisted
			Treasurer, Hank Aaron		living) (since
			Enterprises (fast food franchise)		1987); former
			(from 1985 to 2001);		Director,
			Chairman, HLB Gross, Collins		Charter Bank,
			PC (accounting firm)		Inc. (from
			(since 1979); Treasurer,		1987 to 1997);
			Coventry Limited, Inc.		former
			(since 1985).		Director, Yu
Save, Inc.
(internet
company)
(from 1998 to
2000); former
Director,
Hotpalm, Inc.
(wireless
applications)
(from 1998 to
2000).

Institutional Enhanced Portfolio
A D D I T I O N A L I N F O R M AT I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Diana R. Harrington	Trustee	Since 1992	Professor, Babson College	36	None
c/o R. Jay Gerken			(since 1993).
CAM
399 Park Avenue
New York, NY 10022
Age 64
Susan B. Kerley	Trustee	Since 1992	Consultant, Strategic	36	Director,
c/o R. Jay Gerken			Management Advisors,		Eclipse Funds
CAM			LLC Associates, Inc.		(currently
399 Park Avenue			(investment consulting)		supervises 12
New York, NY 10022			(since 1990).		investment
Age 53					companies
in fund com-
plex) (since
1990).
Alan G. Merten	Trustee	Since 2001	President, George Mason	31	Former
c/o R. Jay Gerken			University (since 1996).		Director,
CAM					Comshare, Inc.
399 Park Avenue					(information
New York, NY 10022					technology)
Age 63					(from 1985 to
2003);
Director,
Digital Net
Holdings, Inc.
(since 2003).
R. Richardson Pettit	Trustee	Since 2001	Professor of Finance,	31	None
c/o R. Jay Gerken			University of Houston
CAM			(from 1977 to 2002);
399 Park Avenue			independent consultant
New York, NY 10022			(since 1984).
Age 62
INTERESTED
TRUSTEE:
R. Jay Gerken, CFA*	Chairman,	Since 2002	Managing Director of	Chairman	N/A
CAM	President,		Citigroup Global Markets	of the
399 Park Avenue	and Chief		(“CGM”) (since 1996);	Board,
New York, NY 10022	Executive		Chairman, President, and	Trustee or
Age 53	Officer		Chief Executive Officer of	Director
			Smith Barney Fund	of 220
Management LLC (“SBFM”),
Travelers Investment
Advisers, Inc. (“TIA”) and
Citi Fund Management Inc.
(“CFM”); President and Chief
Executive Officer of certain
mutual funds associated with
Citigroup Inc. (“Citigroup”);
formerly, Portfolio Manager
of Smith Barney Allocation
Series Inc. (from 1996 to
2001) and Smith Barney
Growth and Income Fund
(from 1996 to 2000).

Institutional Enhanced Portfolio
A D D I T I O N A L I N F O R M AT I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

OFFICERS:
Andrew B. Shoup	Senior	Since 2003	Director of CAM; Chief	N/A	N/A
CAM	Vice		Administrative Officer of
125 Broad Street	President		mutual funds associated with
New York, NY 10004	and		Citigroup; Head of
Age 47	Chief		International Funds
	Adminis-		Administration of CAM (from
	trative		2001 to 2003); Director of
	Officer		Global Funds Administration
of CAM (from 2000 to 2001);
Head of U.S. Citibank Funds
Administration of CAM
(from 1998 to 2000).
Frances M. Guggino	Chief	Since 2004	Vice President of CGM;	N/A	N/A
CAM	Financial		Chief Financial Officer and
125 Broad Street	Officer		Treasurer of certain mutual
New York, NY 10004	and		funds associated with
Age 46	Treasurer		Citigroup; Controller of
certain mutual funds
associated with Citigroup
(from 2002 to 2004).
Andrew Beagley	Chief Anti-	Since 2002	Director of CGM (since 2000);	N/A	N/A
CAM	Money		Director of Compliance, North
399 Park Avenue	Laundering		America, CAM (since 2000);
4th Floor	Compliance		Chief Anti-Money Laundering
New York, NY 10022	Officer		Compliance Officer, Chief
Age 40			Compliance Officer and Vice
	Chief	Since 2004	President of certain mutual
	Compliance		funds associated with Citigroup;
	Officer		Director of Compliance, Europe,
the Middle East and Africa,
Citigroup Asset Management
(from 1999 to 2000); Com-
pliance Officer, Salomon
Brothers Asset Management
Limited, Smith Barney Global
Capital Management Inc.,
Salomon Brothers Asset
Management Asia Pacific
Limited (from 1997 to 1999).

Institutional Enhanced Portfolio
A D D I T I O N A L I N F O R M AT I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Wendy S. Setnicka	Controller	Since 2004	Vice President of CGM;	N/A	N/A
CAM			Controller of certain mutual
125 Broad Street			funds associated with
New York, NY 10004			Citigroup; Assistant Controller
Age 40			of CAM (from 2002 to 2004).
Robert I. Frenkel	Secretary	Since 2000	Managing Director and	N/A	N/A
CAM			General Counsel, Global
300 First Stamford Place	Chief	Since 2003	Mutual Funds for CAM (since
Stamford, CT 06902	Legal		1994); Secretary of certain
Age 48	Officer		mutual funds associated
with Citigroup; Chief
Legal Officer of mutual funds
associated with Citigroup Inc.

*	Mr. Gerken is a Trustee who is an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended because he is an officer of the Manager and certain of its affiliates.

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Trustees of the registrant has determined that Jane F.
         Dasher, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form
         N-CSR to qualify as an "audit committee financial expert," and has designated Ms. Dasher as the Audit Committee's financial expert. Ms.
         Dasher is an "independent" Trustee pursuant to paragraph (a)(2) of
         Item 3 to Form N-CSR.

Item 4.  Principal Accountant Fees and Services

(a)  Audit Fees for the Institutional Portfolio of $28,000 and $28,000 for the
     years ended 8/31/04 and 8/31/03.

(b)  Audit-Related Fees for the Institutional Portfolio of $0 and $0 for the
     years ended 8/31/04 and 8/31/03.

(c)  Tax Fees for Institutional Portfolio of $4,400 and $4,400 for the years ended 8/31/04 and 8/31/03. These amounts represent aggregate fees paid for tax compliance, tax advice and tax planning services, which include (the filing and amendment of federal, state and local income tax returns, timely
     RIC qualification review and tax distribution and analysis planning)
     rendered by the Accountant to Institutional Portfolio

(d)  All Other Fees for Institutional Portfolio of $0 and $0 for the years ended
     8/31/04 and 8/31/03.

(e)  (1) Audit Committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

         The Charter for the Audit Committee (the "Committee") of the Board of
         each registered investment company (the "Fund") advised by Smith Barney
         Fund Management LLC or Salomon Brothers Asset Management Inc or one of
         their affiliates (each, an "Adviser") requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to the Adviser and any Covered
         Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

         The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the
         Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the

         Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v)
         internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company
         Accounting Oversight Board determines, by regulation, is
         impermissible.

         Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund
         ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a)
         the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the
         Committee (or its delegate(s)) prior to the completion of the audit.

         (2) For the Institutional Portfolio, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for the years ended 8/31/04 and 8/31/03; Tax Fees were 100% and 100% for the years ended 8/31/04 and 8/31/03; and Other
         Fees were 100% and 100% for the years ended 8/31/04 and 8/31/03.

(f)  N/A

(g)  Non-audit fees billed by the Accountant for services rendered to
     Institutional Portfolio and CAM and any entity controlling, controlled by, or under common control with CAM that provides ongoing services to
     Institutional Portfolio were $2.8 million and $6.4 million for the years ended 8/31/04 and 8/31/03.

(h)  Yes. The Institutional Portfolio's Audit Committee has considered whether the provision of non-audit services that were rendered to Service
     Affiliates which were not pre-approved(not requiring pre-approval) is compatible with maintaining the Auditor's independence. All services provided by the Accountant to the Institutional Portfolio or to Service
     Affiliates which were required to be pre-approved as required.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
         MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

         (a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the
              Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and
              procedures required by Rule 30a-3(b) under the 1940 Act and
              15d-15(b) under the Securities Exchange Act of 1934.

         (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
              Act) that occurred during the registrant's last fiscal half-year
              (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over
              financial reporting.

ITEM 11. EXHIBITS.

         (a)(1)  Code of Ethics attached hereto.

         Exhibit 99.CODE ETH

         (a)(2)  Attached hereto.

          Exhibit 99.CERT          Certifications pursuant to section 302 of the
                                   Sarbanes-Oxley Act of 2002

         (b)     Furnished

          Exhibit 99.906CERT       Certifications pursuant to Section 906 of the
                                   Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

INSTITUTIONAL PORTFOLIO

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         INSTITUTIONAL PORTFOLIO

Date:    November 10, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         INSTITUTIONAL PORTFOLIO

Date:    November 10, 2004

By:      /s/ FRANCES M. GUGGINO
         (FRANCES M. GUGGINO)
         Chief Financial Officer of
         INSTITUTIONAL PORTFOLIO

Date:    November 10, 2004